Financial Risk Management - Capital risk, Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	[1]	Dec. 31, 2023	[1]	Dec. 31, 2022	[1]
Financial risk management [Abstract]
Cash and cash equivalents	$ 3,491,289	$ 1,499,936		$ 2,048,844		$ 800,740
Current financial assets	900,000
Total capital	7,300,000
Undrawn borrowing facilities	$ 29,000

[1]	1)Comparative figures have been aligned to the presentation adopted in the current year.